Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Summary of Income Tax Rates
The income tax rates in the countries where the Company operates as of December 31, 2025, 2024 and 2023 were as follows:

	2025	2024	2023
Mexico	30.0%	30.0%	30.0%
Guatemala	25.0%	25.0%	25.0%
Costa Rica	30.0%	30.0%	30.0%
Panama	25.0%	25.0%	25.0%
Nicaragua	30.0%	30.0%	30.0%
Colombia	35.0%	35.0%	35.0%
Argentina	35.0%	35.0%	35.0%
Brazil	34.0%	34.0%	34.0%
Chile	27.0%	27.0%	27.0%
Peru	29.5%	29.5%	29.5%
Ecuador	25.0%	25.0%	25.0%
Uruguay	25.0%	25.0%	25.0%
United States	21.0%	21.0%	21.0%
Switzerland	18.6%	18.6%	18.6%

Summary of Major Components of Income Tax Expense
The major components of income tax expense for the years ended December 31, 2025, 2024 and 2023 are:

	2025		2024		2023
Current tax expense	Ps.	22,860	Ps.	24,552	Ps.	30,413
Deferred tax expense (benefit):
Origination and reversal of temporary differences		(4,564)		553		247
Utilization (benefit) of tax losses, net		1,660		2,299		(3,198)
Change in the statutory rate		—		(15)		(172)
Total deferred tax expense (benefit)		(2,904)		2,837		(3,123)
Total income taxes	Ps.	19,956	Ps.	27,389	Ps.	27,290
Total income taxes attributable to continued operation	Ps.	19,860	Ps.	25,433	Ps.	12,971
Total income taxes attributable to discontinued operation		96		1,956		14,319
	Ps.	19,956	Ps.	27,389	Ps.	27,290

Summary of Income Tax Expense/Benefit Recognized in Consolidated Statement of Other Comprehensive Income

Income tax related to items charged or
recognized directly in OCI during the period:	2025		2024		2023
Unrealized gain (loss) on cash flow hedges	Ps.	(1,035)	Ps.	801	Ps.	(355)
Exchange differences on translation of foreign operations		67		(1,895)		(1,951)
Remeasurements of the net defined benefit liability		(368)		(399)		11
Share of the other comprehensive income of equity method accounted investees		—		—		3,108
Total income tax expense (benefit) recognized in OCI	Ps.	(1,336)	Ps.	(1,493)	Ps.	813

Summary of Reconciliation Between Statutory and Actual Tax Rate
A reconciliation between tax expense and income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method multiplied by the Mexican domestic tax rate for the years ended December 31, 2025, 2024 and 2023 is as follows:

	2025	2024	2023
Mexican statutory income tax rate	30.0%	30.0%	30.0%
Difference between book and tax inflationary values and translation effects	(3.2)%	(2.2)%	(1.7)%
Annual inflation tax adjustment	0.9%	0.4%	0.2%
Income tax at a rate other than Mexican statutory rates	0.1%	1.3%	0.9%
Non-deductible expenses	4.8%	3.3%	2.1%
Taxable (non-taxable) income	1.1%	1.1%	(3.2)%
Others	(0.1)%	0.1%	0.1%
Tax loss (recognition) write off (1) (2)	3.0%	3.4%	(3.3)%
Impairments	—%	2.5%	—%
Sale of investment of Heineken	—%	—%	1.2%
Consolidated Effective income tax rate	36.6%	39.9%	26.3%
Effective income tax rate from continued operations	36.4%	37.1%	22.7%
Effective income tax rate from discontinued operations	0.2%	2.8%	3.6%

(1)The majority related to tax loss generated in 2023 from a reorganization of the business at Health Division in Chile.
(2)In 2024 and 2025, the majority related to non-recoverable tax losses from the Company´s Spin business.

Summary of Deferred Tax Assets and Liabilities
Deferred Income Tax Related to:

	Consolidated Statement				Consolidated
	of Financial Position as of				Income Statements
	December 31, 2025		December 31, 2024		2025		2024		2023
Expected credit losses	Ps.	(306)	Ps.	(818)	Ps.	506	Ps.	(635)	Ps.	(6)
Inventories		70		4		57		83		(1)
Other current assets		64		175		(120)		63		92
Property, plant and equipment, net		(8,386)		(7,780)		(350)		(1,540)		275
Right of use Assets		607		613		(302)		79		194
Investments in equity method accounted investees		388		741		(278)		793		74
Other assets		(78)		872		261		(650)		(884)
Finite useful lived intangible assets		(845)		41		(880)		(8)		145
Indefinite lived intangible assets		2,619		2,932		(478)		822		(2,161)
Post-employment and other long-term employee benefits		(948)		(851)		75		(77)		(79)
Derivative financial instruments		(298)		(206)		320		(41)		(577)
Provisions		(1,987)		(2,112)		(108)		1,400		(1,006)
Employee profit sharing payable		(924)		(1,128)		395		100		(56)
Tax loss carryforwards		(11,933)		(9,467)		(2,794)		4,719		(3,198)
Tax credits to recover (1)		128		(70)		199		256		(73)
Cumulative other comprehensive income		(921)		(69)		(901)		375		—
Other liabilities		(2,059)		(3,299)		1,622		(1,655)		(45)
Lease liabilities		(3,315)		(3,119)		(229)		(1,777)		(255)
Liabilities of amortization of goodwill of business acquisition		5,394		5,322		72		(252)		—
Deferred income tax					Ps.	(2,933)	Ps.	2,055	Ps.	(7,561)
Deferred tax income net recorded in share of the profit of equity method accounted investees						—		—		1,601
Deferred income tax, net					Ps.	(2,933)	Ps.	2,055	Ps.	(5,960)
Deferred tax discontinued operations					Ps.	29	Ps.	782	Ps.	2,838
Deferred income taxes, net	Ps.	(22,730)	Ps.	(18,219)
Deferred tax asset before reclassification to assets held for sale		(31,014)		(27,632)
Deferred tax asset from assets held for sale		—		720
Deferred tax assets	Ps.	(31,014)	Ps.	(26,912)
Deferred tax liability before reclassification to assets held for sale		8,284		9,077
Deferred tax liability from assets held from sale		—		(384)
Deferred tax liabilities	Ps.	8,284	Ps.	8,693

(1)Corresponds to income tax credits arising from dividends received from foreign subsidiaries to be recovered within the next ten years according to the Mexican Income Tax law.
Summary of Deferred Tax related to Other Comprehensive Income (AOCI)

Income tax related to items charged or
recognized directly in AOCI as of the year:	2025		2024
Unrealized gain on derivative financial instruments	Ps.	90	Ps.	1,125
Remeasurements of the net defined benefit liability		(988)		(620)
Exchange differences on translation of foreign operations		—		(67)
Gain on hedge of net investments in foreign operations		1,401		1,401
Total deferred tax loss related to AOCI	Ps.	503	Ps.	1,839

Summary of Changes in Net Deferred Income Tax Asset
The changes in the balance of the net deferred income tax asset are as follows:

	2025		2024		2023
Balance at the beginning of the period	Ps.	(18,219)	Ps.	(20,227)	Ps.	(20,067)
Deferred tax provision for the period		(2,933)		2,055		(5,960)
Deferred tax income net recorded in share of the profit of equity method accounted investees		—		—		2
Acquisition of subsidiaries		—		—		1,871
Effects in equity:
Unrealized (gain) on cash flow hedges		(1,035)		801		(594)
Exchange differences on translation of foreign operations		(93)		18		1,002
Remeasurements of the net defined benefit liability		(368)		(399)		405
Retained earnings of equity method accounted investees		—		—		954
Restatement effect of the period and beginning balances associated with hyperinflationary economies		(82)		(803)		121
Related discontinued operations				336		2,039
Balance at the end of the period	Ps.	(22,730)	Ps.	(18,219)	Ps.	(20,227)

Summary of Tax Loss Carryforwards	The tax losses carryforwards for which a deferred tax asset has been recorded and their corresponding years of expiration are as follows:

	Tax Loss
Year	Carryforwards
2026	Ps.	1,078
2027		1,089
2028		1,198
2029		1,159
2030		4,154
2031		10,748
2032		157
2033		1,233
2034		178
2035 and thereafter		11,833
No expiration (Brazil and Colombia)		6,250
	Ps.	39,077

Summary of Changes in the Balance of Tax Loss Carryforwards
The changes in the balance of tax loss carryforwards are as follows:

	2025		2024
Balance at beginning of the period	Ps.	31,292	Ps.	42,813
Derecognized		(6,605)		(8,874)
Increase (1)		16,559		6,115
Usage of tax losses		(2,755)		(10,747)
Translation effect of beginning balances		586		1,985
Balance at end of the period	Ps.	39,077	Ps.	31,292

(1)The recognition of tax loss carryforwards from previous years is shown under the item of increase, together with the tax loss carryforwards generated in the same years